Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000007087 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard GNMA Fund
Class Name	Investor Shares
Trading Symbol	VFIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[1]
Net Assets	$ 11,106,000,000
Holdings Count | Holding	134
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$11,106
Number of Portfolio Holdings	134
Portfolio Turnover Rate	184%

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of July 31, 2025)
0 - 5 Years	1.2%
5 - 10 Years	2.2%
10 - 15 Years	2.9%
15 - 20 Years	13.0%
20 - 25 Years	22.3%
Over 25 Years	54.6%
Other Assets and Liabilities—Net	3.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007088 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard GNMA Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[2]
Net Assets	$ 11,106,000,000
Holdings Count | Holding	134
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$11,106
Number of Portfolio Holdings	134
Portfolio Turnover Rate	184%

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of July 31, 2025)
0 - 5 Years	1.2%
5 - 10 Years	2.2%
10 - 15 Years	2.9%
15 - 20 Years	13.0%
20 - 25 Years	22.3%
Over 25 Years	54.6%
Other Assets and Liabilities—Net	3.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000193720 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate II Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VRTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate II Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[3]
Net Assets	$ 9,493,000,000
Holdings Count | Holding	159
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$9,493
Number of Portfolio Holdings	159
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of July 31, 2025)
Data Center REITs	9.3%
Health Care REITs	13.8%
Industrial REITs	10.0%
Multi-Family Residential REITs	7.6%
Office REITs	3.1%
Other Specialized REITs	6.9%
Real Estate Services	8.8%
Retail REITs	13.1%
Self-Storage REITs	5.6%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	11.4%
Other Assets and Liabilities—Net	6.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.